Retirement Benefit Plans - Principal Assumptions for Actuarial Valuation of Present Value of Defined Benefit Obligation (Detail)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Discount rate	1.80%	0.75%
Future salary increase rate	4.00%	3.00%